Organization and Nature of Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 15, 2014	Dec. 31, 2015
Centennial Resource Production, LLC (Centennial OpCo) | Centennial Resource Development, LLC (Centennial HoldCo)
Ownership (as a percent)	72.00%	61.20%
Amount contributed in exchange for membership interests		$ 27.2
Centennial Resource Production, LLC (Centennial OpCo) | Celero Energy Company, LP (Celero)
Ownership (as a percent)	28.00%	21.20%
Centennial Resource Production, LLC (Centennial OpCo) | NGP Centennial Follow-On LLC (Follow-On)
Ownership (as a percent)		17.60%
Amount contributed in exchange for membership interests		$ 84.2
Centennial Resource Development, LLC (Centennial HoldCo) | NGP Natural Resources X, LP (NGP X)
Ownership (as a percent)		99.00%